Vessels, Net, Vessels Held for Sale, and Advances for Vessels Acquisitions and Other Costs	9 Months Ended
Sep. 30, 2018
Vessels, Net, Vessels Held for Sale, and Advances for Vessels Acquisitions and Other Costs [Abstract]
Vessels, Net, Vessels Held for Sale, and Advances for Vessels Acquisitions and Other Costs
6.	Vessels, Net, Vessels Held for Sale, and Advances for Vessels Acquisitions and Other Costs:

Vessels, Net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	September 30, 2018	December 31, 2017
Cost:
Beginning balance	275,582	242,462
- Additions	89	33,120
- Impairment charges	(6,853)	-
- Transfers to held for sale	(22,660)	-
Ending balance	246,158	275,582

Accumulated depreciation:
Beginning balance	(20,852)	(10,353)
- Additions	(8,220)	(10,499)
Ending balance	(29,072)	(20,852)

Net book value	217,086	254,730

On March 28, 2017, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, at a gross purchase price of $32,650. On May 31, 2017, the Company acquired the 2012 Capesize, 179,213 DWT Partnership. The acquisition was financed with the Amsterdam Trade Bank N.V. loan facility (Note 7), the Jelco loan facility entered into on May 24, 2017 (Note 3) and by cash on hand. Additionally, approximately $89 and $465 worth of expenditures that increased the earning capacity and improved the efficiency of certain vessels were capitalized during the nine and twelve month periods ended September 30, 2018 and December 31, 2017, respectively.

As of September 30, 2018, all vessels, except for the Knightship, are mortgaged to secured loans (Notes 3 and 7).

Advances for Vessels Acquisitions and Other Costs

On August 31, 2018, the Company entered into an agreement with an unaffiliated third party for the purchase of one second hand Capesize vessel for a gross purchase price of $28,700. The vessel was delivered to the Company on November 22, 2018 (Note 14). The acquisition of the vessel was financed through the loan facility with UniCredit (Note 14) and by cash on hand. On September 30, 2018, an amount of $2,870 was paid in advance as a deposit to the sellers in accordance with the terms of the agreement and is classified as "Advances for vessels acquisitions and other costs" in the Consolidated Balance Sheet as at September 30, 2018.

Vessels Held for Sale

On September 20, 2018, the Company entered into two separate agreements with unaffiliated third parties for the sale of two Supramax vessels, namely the Gladiatorship and the Guardianship for a gross sale price of $10,960 and $11,700, respectively. The Gladiatorship and the Guardianship were delivered to their new owners on October 11, 2018 and on November 19, 2018, respectively (Note 14). As of September 30, 2018, both vessels were classified in current assets as "Vessels held for sale" in the Consolidated Balance Sheet, according to the provisions of ASC 360, as all the criteria for this classification were met. The specific vessels were impaired as of September 30, 2018, since their carrying amount as at the balance sheet date was higher than their fair value less cost to sell. Accordingly, an impairment loss of $6,878 was recognized in the Consolidated Statements of Loss, of which $25 are related to unamortized deferred dry-docking costs. The fair value of the vessels was determined based on the agreed sale prices (Note 8).